Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	44,947	43,936	48,880
Number of shares, Granted	56,861	51,368	43,936
Number of shares, Vested	(44,947)	(45,924)	(48,880)
Number of shares, Exercised			0
Number of shares, Exchanged	0	0	0
Number of shares, Expired	0
Number of shares, Cancelled	0	(4,433)
Number of shares, Ending balance	56,861	44,947	43,936
W.A. grant date FV, Beginning balance	$ 18.39	$ 22.57	$ 17.01
W.A. grant date FV, Granted	15.48	18.39	22.57
W.A. grant date FV, Vested	18.39	22.39	17.01
W.A. grant date FV, Exercised			0
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	0
W.A. grant date FV, Cancelled	0	18.39
W.A. grant date FV, Ending balance	$ 15.48	$ 18.39	$ 22.57
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	647,001	707,000	657,000
Number of shares, Granted	60,000	100,000	70,000
Number of shares, Vested	0	0	0
Number of shares, Exercised			0
Number of shares, Exchanged	(70,000)	(110,000)	(20,000)
Number of shares, Expired	0
Number of shares, Cancelled	0	(49,999)
Number of shares, Ending balance	637,001	647,001	707,000
W.A. grant date FV, Beginning balance	$ 14.73	$ 14.77	$ 14.02
W.A. grant date FV, Granted	18.84	18.24	23.04
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exercised			0
W.A. grant date FV, Exchanged	19.91	16.21	19.00
W.A. grant date FV, Expired	0
W.A. grant date FV, Cancelled	0	19.66
W.A. grant date FV, Ending balance	$ 14.55	$ 14.73	$ 14.77
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	5,876,811	5,879,416	7,072,945
Number of shares, Granted	0	0	0
Number of shares, Vested	0	0	0
Number of shares, Exercised			(1,193,529)
Number of shares, Exchanged	0	0	0
Number of shares, Expired	(3,438,614)
Number of shares, Cancelled	0	(2,605)
Number of shares, Ending balance	2,438,197	5,876,811	5,879,416
W.A. grant date FV, Beginning balance	$ 2.30	$ 2.30	$ 2.32
W.A. grant date FV, Granted	0	0	0
W.A. grant date FV, Vested	0	0	0
W.A. grant date FV, Exercised			2.42
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	2.26
W.A. grant date FV, Cancelled	0	3.65
W.A. grant date FV, Ending balance	$ 2.29	$ 2.30	$ 2.30
Restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Beginning balance	32,828	35,076	0
Number of shares, Granted	528,232	38,142	72,314
Number of shares, Vested	(37,374)	(35,195)	(37,238)
Number of shares, Exercised			0
Number of shares, Exchanged	0	0	0
Number of shares, Expired	0
Number of shares, Cancelled	(299)	(5,195)
Number of shares, Ending balance	523,387	32,828	35,076
W.A. grant date FV, Beginning balance	$ 21.03	$ 23.03	$ 0
W.A. grant date FV, Granted	16.57	20.21	23.03
W.A. grant date FV, Vested	18.56	22.01	23.03
W.A. grant date FV, Exercised			0
W.A. grant date FV, Exchanged	0	0	0
W.A. grant date FV, Expired	0
W.A. grant date FV, Cancelled	20.21	21.86
W.A. grant date FV, Ending balance	$ 16.71	$ 21.03	$ 23.03